Quarterly Results (Unaudited)	12 Months Ended
Jan. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results (Unaudited)

(19) Quarterly Results (Unaudited)

Unaudited quarterly results were as follows:

	2014(3)
(in thousands, except per share data)	First	Second	Third	Fourth
Revenues	$217,429	$221,254	$206,468	$175,235
Cost of revenues (exclusive of depreciation, amortization, and impairment charges shown below)(1)	(182,192)	(183,406)	(169,396)	(147,224)
Depreciation and amortization	(14,108)	(14,113)	(14,081)	(14,109)
Impairment charges	—	(14,646)	—	—
Net loss from continuing operations	(23,458)	(78,735)	(15,116)	(11,709)
Net loss	(23,710)	(74,543)	(15,541)	(14,257)
Net income attributable to noncontrolling interests	(69)	(277)	(231)	(11)
Net loss attributable to Layne Christensen Company	(23,779)	(74,820)	(15,772)	(14,268)
Basic loss per share—continuing operations(2)	(1.21)	(4.03)	(0.78)	(0.59)
Diluted loss per share—continuing operations(2)	(1.21)	(4.03)	(0.78)	(0.59)
Basic loss per share(2)	(1.22)	(3.81)	(0.80)	(0.73)
Diluted loss per share(2)	(1.22)	(3.81)	(0.80)	(0.73)

(1)	As discussed in Note 1 to the Consolidated Financial Statements, Layne utilizes multiple methods of revenue recognition based on the nature of work performed. As a result, it is not practical to allocate a portion of depreciation and amortization to cost of revenues for the presentation of gross profit.
(2)	Earnings (loss) per share were computed independently for each of the quarters presented. The sum of the quarters may not equal the total year amount due to the impact of changes in average quarterly shares outstanding.
(3)	All periods have been reclassified to reflect Costa Fortuna as a discontinued operation.

The fourth quarter of FY2014 was impacted by changes in estimate of incentive compensation of $7.4 million as a result of the decrease in results from operations experienced during the year. These plans are discretionary in nature, subject to board approval. The expense was reduced in the fourth quarter as results for the year was reviewed by the executive team. Also in the fourth quarter of FY2014, Layne modified its vacation policy resulting in a decrease in expense of $4.5 million as a change in estimate.

The second quarter of FY2014 was impacted by a $14.6 million impairment charge which was recorded in Geoconstruction, representing the total carrying value of its goodwill. Layne reassessed its estimates of fair value of the goodwill of this division as a result of continuing weakness as discussed in Note 5 to the Consolidated Financial Statements. Based on this analysis, it was determined the carrying value of goodwill exceeded its fair value. Also in the second quarter of FY2014, the company recorded a $50.6 million valuation allowance on U.S. deferred tax assets as discussed in Note 9 to the Consolidated Financial Statements. This allowance was recorded as a result of continued weakness in Mineral Services and Geoconstruction.

	2013
(in thousands, except per share data)	First	Second(3)	Third(3)	Fourth(3)
Revenues	$271,765	$282,920	$265,633	$217,212
Cost of revenues (exclusive of depreciation, amortization, and impairment charges shown below)(1)	(218,885)	(227,005)	(216,253)	(192,802)
Depreciation and amortization	(13,803)	(15,533)	(14,496)	(14,321)
Impairment charges	—	—	—	(8,431)
Loss on remeasurement of equity method investment	—	(7,705)	—	—
Net income (loss) from continuing operations	4,636	(3,554)	4,932	(21,304)
Net income (loss)	3,991	(23,866)	8,665	(24,813)
Net loss attributable to noncontrolling interests	(241)	(159)	(189)	(39)
Net income (loss) attributable to Layne Christensen Company	3,750	(24,025)	8,476	(24,852)
Basic income (loss) per share—continuing operations(2)	0.23	(0.19)	0.24	(1.10)
Diluted income (loss) per share—continuing operations(2)	0.22	(0.19)	0.24	(1.09)
Basic income (loss) per share(2)	0.19	(1.23)	0.43	(1.27)
Diluted income (loss) per share(2)	0.19	(1.23)	0.43	(1.27)

(1)	As discussed in Note 1to the Consolidated Financial Statements, Layne utilizes multiple methods of revenue recognition based on the nature of work performed. As a result, it is not practical to allocate a portion of depreciation and amortization to cost of revenues for the presentation of gross profit.
(2)	Earnings (loss) per share were computed independently for each of the quarters presented. The sum of the quarters may not equal the total year amount due to the impact of changes in average quarterly shares outstanding.
(3)	Periods subsequent to the acquisition of 100% of Costa Fortuna on May 30, 2012 have been reclassified reflect Costa Fortuna as a discontinued operation.

The second quarter of FY2013 was impacted by the $20.0 million, net of tax, write down of Energy upon its classification as discontinued operations upon entry into negotiations to sell the assets of the division to a third party. Additionally, Layne acquired the remaining 50% of Costa Fortuna, which had previously been accounted for as an equity investment. In accordance with accounting guidance in moving Costa Fortuna to a fully consolidated basis, Layne remeasured the previously held equity investment to fair value and recognized a loss of $7.7 million during the period.

The fourth quarter of FY2013 was impacted by the decrease in global prices of precious metals, which drove a significant decrease in demand for services offered by Mineral Services. Additionally, revenues generated by Heavy Civil decreased as focus was shifted to pursue higher margin opportunities. Higher than anticipated costs on legacy projects and the inability to cover administrative overhead costs with the lower activity levels during the fourth quarter resulted in a decrease in operating results. A non-cash impairment charge of $8.4 million was also recorded during the period on long lived assets.